Commitments and Contingencies (Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Capitalized leases
2019	¥ 11,974
2020	9,879
2021	7,233
2022	4,307
2023	2,496
2024 and thereafter	991
Total minimum lease/rental payments	36,880
Amount representing interest	870
Present value of minimum lease payments	36,010
Operating leases
2019	51,996
2020	44,413
2021	37,896
2022	32,233
2023	22,558
2024 and thereafter	56,897
Total minimum lease/rental payments	¥ 245,993